UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2015

Date of reporting period: January 31, 2015

Item 1. Report to Stockholders.

COHO RELATIVE VALUE EQUITY FUND

ADVISOR CLASS SHARES — COHOX
INSTITUTIONAL CLASS SHARES — COHIX

SEMI-ANNUAL REPORT

JANUARY 31, 2015

COHO RELATIVE VALUE EQUITY FUND

March 31, 2015

Dear Fellow Shareholders:

As January 31, 2015 marks the end of the Coho Relative Value Equity Fund’s (“the Fund”) first full annual calendar period, we are pleased to provide you with the semi-annual update on the Fund. At Coho Partners, Ltd., we remain committed to achieving the Fund’s investment objectives and providing our shareholders with open and active communication so they may gain a clear understanding of our investment process, the Fund’s performance results and our most recent thoughts on the economy and the equity markets.

FUND PERFORMANCE REVIEW

For the six month period ended January 31, 2015, the Advisor Class returned 6.27% versus 4.37% for the S&P 500 Index and 2.33% for the Russell 1000 Value Index. The Fund’s outperformance for the six month period was driven by a combination of positive selection effect and allocation effect.

From a sector perspective versus the S&P 500 Index, the Fund’s overweight position in Consumer Staples and Health Care were the largest contributors to relative performance. Stock selection was also positive, most notably in the Consumer Discretionary and Industrials sectors.

The top five individual company contributors during the semi-annual period were CVS Health Corp., Lowe’s Companies Inc., UnitedHealth Group Inc., PetSmart Inc. and Amgen Inc. The five largest detractors from relative performance were Royal Dutch Shell PLC, Occidental Petroleum Corp., International Business Machines Corp., Cullen/Frost Bankers Inc. and the lack of ownership in Apple Inc. which performed well in the S&P 500 during the period.

FUND ADVISOR OUTLOOK

As US markets continue a six plus year advance with barely a correction along the way, we would not be surprised if the market paused or corrected somewhat during 2015. However, longer term, we do see global Gross Domestic Product accelerating and we very much like the competitive positions of all of our holdings, and feel they should be able to create long term value for their shareholders. Macro concerns will always abound in varying degrees of intensity. Currently they seem very intense, but perhaps it is human nature to always elevate present day concerns since this is when our capital appears most at risk.

COHO RELATIVE VALUE EQUITY FUND

We continue to try to reduce the impact of as many macro risks as possible by investing in companies that have demonstrated consistent growth even when the economic environment turned down. Typically, this involves trims to existing positions with the proceeds either going to new positions or to existing positions that have underperformed but where our conviction in their outlook remains high. There are a finite number of truly iconic business models that can continue to deliver positive revenue, earnings and dividend growth during challenging times, and we want to invest in those companies all the time. During good times even a bad business model can look good, but the separation in true performance will come in the correction phase. So we will stay defensive and make sure that we endeavor to minimize any loss of principal if and when the market corrects.

We thank you for your investment and continued confidence in the Coho Relative Value Equity Fund and please feel free to contact us at any time with questions or concerns.

Sincerely,
Coho Partners, Ltd.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. Investments in securities of foreign issuers involve risks not ordinarily associated with investment in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The principal value and investment return of an investment will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the initial investment.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. You cannot invest directly in an index.

The Russell 1000 Index is a float-adjusted capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. equity market and includes securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Russell 1000 Value Index measures the performance of equity securities of Russell 1000 Index issuers with lower price-to-book ratios and lower forecasted growth.

The Coho Relative Value Equity Fund is distributed by Quasar Distributors, LLC.

COHO RELATIVE VALUE EQUITY FUND

VALUE OF $10,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ANNUALIZED RATES OF RETURN (%) – AS OF JANUARY 31, 2015

	One Year	Since Inception(1)
Coho Relative Value Equity Fund – Advisor Class	16.19%	14.00%
Russell 1000 Value Index(2)	12.93%	12.20%
S&P 500 Index(3)	14.22%	14.47%

		Since Inception(4)
Coho Relative Value Equity Fund – Institutional Class		9.80%
Russell 1000 Value Index(2)		5.49%
S&P 500 Index(3)		8.09%

(1)	August 14, 2013.
(2)	The Russell 1000 Index is a float-adjusted capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. equity market and includes securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Russell 1000 Value Index measures the performance of equity securities of Russell 1000 Index issuers with lower price-to-book ratios and lower forecasted growth. This Index cannot be invested in directly.
(3)	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.
(4)	May 15, 2014. This return is not annualized.

COHO RELATIVE VALUE EQUITY FUND

EXPENSE EXAMPLE (UNAUDITED)
JANUARY 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	08/01/2014	01/31/2015	08/01/2014 – 01/31/2015
Advisor Class Actual(2)	$1,000.00	$1,062.70	$4.89
Advisor Class Hypothetical (5% annual return
before expenses)	$1,000.00	$1,020.47	$4.79

Institutional Class Actual(2)	$1,000.00	$1,064.20	$4.11
Institutional Class Hypothetical (5% annual return
before expenses)	$1,000.00	$1,021.22	$4.02

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period of 0.94% and 0.79% for the Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended January 31, 2015 of 6.27% and 6.42% for the Advisor Class and Institutional Class, respectively.

COHO RELATIVE VALUE EQUITY FUND

SECTOR ALLOCATION (UNAUDITED)
AS OF JANUARY 31, 2015(1)
(% OF NET ASSETS)

TOP TEN EQUITY HOLDINGS (UNAUDITED)
AS OF JANUARY 31, 2015(1)(2)
(% OF NET ASSETS)

Abbott Laboratories	4.5%
Illinois Tool Works	4.5
Omnicom Group	4.4
Lorillard	4.3
CVS Caremark	4.2
Wal-Mart Stores	4.2
Microchip Technology	4.2
Philip Morris International	4.1
State Street	4.1
UnitedHealth Group	4.1

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Short-term investments are not included.

COHO RELATIVE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2015

	Shares	Value
COMMON STOCKS — 94.8%
Consumer Discretionary — 9.9%
Lowe’s Companies	78,214	$5,299,781
Omnicom Group	93,856	6,832,717
PetSmart	38,325	3,131,344
		15,263,842
Consumer Staples # — 28.0%
CVS Caremark	65,700	6,449,112
JM Smucker	56,314	5,808,789
Lorillard	101,678	6,671,093
Philip Morris International	78,996	6,338,639
Procter & Gamble	62,571	5,274,110
Sysco	154,081	6,035,353
Wal-Mart Stores	75,867	6,447,178
		43,024,274
Energy — 9.2%
Chevron	31,285	3,207,651
Occidental Petroleum	71,174	5,693,920
Royal Dutch Shell — ADR	85,253	5,238,797
		14,140,368
Financials — 11.9%
Aflac	64,135	3,660,826
Cullen/Frost Bankers	49,275	3,069,832
Marsh & McLennan Companies	98,549	5,298,980
State Street	88,381	6,320,125
		18,349,763
Health Care — 20.5%
Abbott Laboratories	155,645	6,966,670
Amgen	34,805	5,299,409
Baxter International	43,018	3,024,596
Becton, Dickinson & Co.	33,632	4,643,906
Johnson & Johnson	53,185	5,325,946
UnitedHealth Group	58,660	6,232,625
		31,493,152
Industrials — 8.2%
3M	35,196	5,712,311
Illinois Tool Works	73,521	6,844,070
		12,556,381

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
JANUARY 31, 2015

	Shares	Value
Information Technology — 7.1%
Automatic Data Processing	54,750	$4,518,517
Microchip Technology	142,349	6,419,940
		10,938,457
Total Common Stocks
(Cost $140,793,467)		145,766,237

SHORT-TERM INVESTMENT — 6.2%
Invesco Treasury Portfolio, Institutional Class, 0.01% ^
(Cost $9,558,114)	9,558,114	9,558,114

Total Investments — 101.0%
(Cost $150,351,581)		155,324,351
Other Assets and Liabilities, Net — (1.0)%		(1,583,145)
Total Net Assets — 100.0%		$153,741,206

#	The Fund is significantly invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to Financial Statements.
^	Variable Rate Security – The rate shown is the current yield as of January 31, 2015.
ADR – American Depositary Receipt

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2015

ASSETS:
Investments, at value
(cost $150,351,581)	$155,324,351
Dividends & interest receivable	122,193
Receivable for capital shares sold	1,538,401
Prepaid expenses	25,211
Total assets	157,010,156

LIABILITIES:
Payable for investment securities purchased	3,012,375
Payable for capital shares redeemed	114,697
Payable to adviser	67,632
Payable for fund administration & accounting fees	32,252
Payable for compliance fees	3,072
Payable for custody fees	1,715
Payable for transfer agent fees & expenses	15,510
Payable for trustee fees	3,103
Accrued shareholder service fees	6,187
Accrued expenses	12,407
Total liabilities	3,268,950

NET ASSETS	$153,741,206

NET ASSETS CONSIST OF:
Paid-in capital	$148,115,820
Accumulated undistributed net investment income	22,898
Accumulated undistributed net realized gain on investments	629,718
Net unrealized appreciation on investments	4,972,770
Net Assets	$153,741,206

	Advisor Class	Institutional Class
Net Assets	$110,230,046	$43,511,160
Shares issued and outstanding(1)	9,251,928	3,649,807
Net asset value, redemption price and offering price per share(2)	$11.91	$11.92

(1)	Unlimited shares authorized without par value
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2015

INVESTMENT INCOME:
Dividend income	$1,102,359
Less: Foreign taxes withheld	(13,213)
Interest income	273
Total investment income	1,089,419

EXPENSES:
Investment adviser fees (See Note 4)	353,403
Fund administration & accounting fees (See Note 4)	53,359
Shareholder servicing fees - Advisor Class (See Note 5)	36,479
Transfer agent fees & expenses (See Note 4)	29,149
Federal & state registration fees	19,255
Custody fees (See Note 4)	10,930
Audit fees	7,693
Compliance fees (See Note 4)	6,072
Legal fees	5,799
Trustee fees (See Note 4)	4,956
Postage & printing fees	4,885
Other	3,668
Total expenses before reimbursement	535,648
Less: Reimbursement from investment adviser (See Note 4)	(113,591)
Net expenses	422,057

NET INVESTMENT INCOME	667,362

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	925,779
Net change in unrealized appreciation on investments	2,590,395

Net realized and unrealized gain on investments	3,516,174

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,183,536

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Period Inception
	January 31, 2015	Through
	(Unaudited)	July 31, 2014(1)
OPERATIONS:
Net investment income	$667,362	$405,965
Net realized gain on investments	925,779	361,358
Net change in unrealized appreciation on investments	2,590,395	2,382,375
Net increase in net assets resulting from operations	4,183,536	3,149,698

CAPITAL SHARE TRANSACTIONS:
Advisor Class:(2)
Proceeds from shares sold	64,800,071	59,389,881
Proceeds from reinvestment of distributions	1,015,558	44,434
Payments for shares redeemed	(3,935,755)	(15,530,343)
Redemption fees	5,449	2,337
Increase in net assets from Advisor Class transactions	61,885,323	43,906,309
Institutional Class:(3)
Proceeds from shares sold	27,635,506	14,254,621
Proceeds from reinvestment of distributions	455,095	—
Payments for shares redeemed	(21,164)	—
Redemption fees	130	—
Increase in net assets from Institutional Class transactions	28,069,567	14,254,621
Net increase in net assets resulting from capital share transactions	89,954,890	58,160,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Advisor Class(2)	(645,767)	(52,502)
Institutional Class(3)	(352,160)	—
From net realized gains:
Advisor Class(2)	(434,113)	(3,613)
Institutional Class(3)	(219,693)	—
Total distributions to shareholders	(1,651,733)	(56,115)

TOTAL INCREASE IN NET ASSETS	92,486,693	61,254,513

NET ASSETS:
Beginning of period	61,254,513	—
End of period (including accumulated undistributed
net investment income of $22,898 and $353,463, respectively)	$153,741,206	$61,254,513

(1)	Inception date of the Fund was August 14, 2013.
(2)	Prior to March 31, 2014, Advisor Class shares were known as Institutional Class shares.
(3)	Inception date of the Institutional Class was May 15, 2014.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended	For The Period
	January 31, 2015	Inception Through
	(Unaudited)	July 31, 2014(2)
Advisor Class(1)

PER SHARE DATA:(3)
Net asset value, beginning of period	$11.36	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.04	0.11
Net realized and unrealized gain on investments	0.68	1.29
Total from investment operations	0.72	1.40

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.10)	(0.04)
Dividends from net realized gains	(0.07)	— (4)
Total distributions	(0.17)	(0.04)

Paid-in capital from redemption fees	— (4)	— (4)

Net asset value, end of period	$11.91	$11.36

TOTAL RETURN(5)	6.27%	14.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$110,230	$46,670

Ratio of expenses to average net assets:
Before expense reimbursement(6)	1.17%	1.78%
After expense reimbursement(6)	0.94%	0.94%

Ratio of net investment income to average net assets:
Before expense reimbursement(6)	1.14%	0.62%
After expense reimbursement(6)	1.37%	1.46%

Portfolio turnover rate(5)	9%	17%

(1)	Prior to March 31, 2014, Advisor Class shares were known as Institutional Class shares.
(2)	Inception date of the Advisor Class was August 14, 2013.
(3)	For an Advisor Class Share outstanding for the entire period.
(4)	Amount per share is less than $0.01.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended	For The Period
	January 31, 2015	Inception Through
	(Unaudited)	July 31, 2014(1)
Institutional Class

PER SHARE DATA:(2)
Net asset value, beginning of period	$11.36	$11.01

INVESTMENT OPERATIONS:
Net investment income	0.05	0.03
Net realized and unrealized gain on investments	0.69	0.32
Total from investment operations	0.74	0.35

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)	—
Dividends from net realized gains	(0.07)	—

Total distributions	(0.18)	—

Paid-in capital from redemption fees	— (3)	—
Net asset value, end of period	$11.92	$11.36

TOTAL RETURN(4)	6.42%	3.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$43,511	$14,584

Ratio of expenses to average net assets:
Before expense reimbursement(5)	1.05%	1.36%
After expense reimbursement(5)	0.79%	0.79%

Ratio of net investment income to average net assets:
Before expense reimbursement(5)	1.26%	1.05%
After expense reimbursement(5)	1.52%	1.62%

Portfolio turnover rate(4)	9%	17%

(1)	Inception date of the Institutional Class was May 15, 2014.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JANUARY 31, 2015

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Coho Relative Value Equity Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is total return. The Fund commenced operations on August 14, 2013. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Coho Partners, Ltd. (the “Adviser”). The Fund currently offers two classes of shares, the Advisor Class and Institutional Class. Advisor Class shares are subject up to a 0.15% shareholder service fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended January 31, 2015, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended January 31, 2015, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2015, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in

COHO RELATIVE VALUE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JANUARY 31, 2015

nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at 0.15% of average daily net assets of Advisor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at

COHO RELATIVE VALUE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JANUARY 31, 2015

the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$145,766,237	$—	$—	$145,766,237
Short-Term Investment	9,558,114	—	—	9,558,114
Total Investments in Securities	$155,324,351	$—	$—	$155,324,351

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2015, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 0.94% and 0.79% of the average daily net assets of the Advisor Class shares and Institutional Class shares, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are

COHO RELATIVE VALUE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JANUARY 31, 2015

the Fund’s obligation are subject to possible reimbursement by the Fund to the Adviser within three years after the fees have been waived and/or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. As of January 31, 2015, the Adviser did not recoup any previously waived expenses. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through May 31, 2016. Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
7/31/2017	$222,589
7/31/2018	$113,591

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended January 31, 2015, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

5. SHAREHOLDER SERVICING FEES

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Advisor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended January 31, 2015, the Advisor Class incurred $36,479 of shareholder servicing fees under the Agreement.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JANUARY 31, 2015

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

		For The Period
	Six Months Ended	Inception Through
	January 31, 2015	July 31, 2014(1)
Advisor Class:(2)
Shares sold	5,384,047	5,507,366
Shares issued to holders in reinvestment of dividends	82,232	4,099
Shares redeemed	(324,144)	(1,401,672)
Net increase in Advisor Class shares	5,142,135	4,109,793

Institutional Class:(3)
Shares sold	2,331,339	1,283,384
Shares issued to holders in reinvestment of dividends	36,820	—
Shares redeemed	(1,736)	—
Net increase in Institutional Class shares	2,366,423	1,283,384
Net increase in shares outstanding	7,508,558	5,393,177

(1)	Inception date of the Advisor Class was August 14, 2013.
(2)	Prior to March 31, 2014, Advisor Class shares were known as Institutional Class shares.
(3)	Inception date of the Institutional Class was May 14, 2015.

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended January 31, 2015, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$92,718,605	$8,747,876

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JANUARY 31, 2015

8. INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at January 31, 2015, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$8,981,227	$(4,008,457)	$4,972,770	$150,351,581

At July 31, 2014, the most recently completed fiscal period, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Earnings
$711,208	$ —	$ —	$2,382,375	$3,093,583

As of July 31, 2014, the Fund had no capital loss carryovers.

For the period ended January 31, 2015, the Fund paid the following distributions to shareholders:

Ordinary	Long Term
Income*	Capital Gains	Total
$1,542,862	$108,871	$1,651,733

For the period ended July 31, 2014, the Fund paid the following distributions to shareholders:

Ordinary	Long Term
Income*	Capital Gains	Total
$56,115	$ —	$56,115

*For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JANUARY 31, 2015

9. SECTOR RISK

As of January 31, 2015, the Fund had a significant portion of its assets invested in the consumer staples sector. The consumer staples sector may be more greatly impacted by changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulations, marketing, and supply and demand.

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2015, Charles Schwab & Co., for the benefit of its customers, owned 42.4% of the outstanding shares of the Fund.

11. LINE OF CREDIT

The Fund established an unsecured Line of Credit (“LOC”) in the amount of $5,500,000 which matures unless renewed, on July 29, 2015. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection to shareholder redemptions. The credit facility is with the Fund’s custodian U.S. Bank, N.A. The interest rate during the period was 3.25%. During the period ended January 31, 2015, the Fund did not draw upon the LOC.

COHO RELATIVE VALUE EQUITY FUND

ADDITIONAL INFORMATION (UNAUDITED)

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-866-264-6234.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-264-6234. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-866-264-6234, or (2) on the SEC’s website at www.sec.gov.

COHO RELATIVE VALUE EQUITY FUND

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Coho Partners, Ltd.
300 Berwyn Park
801 Cassatt Road, Suite 100
Berwyn, PA 19312

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-264-6234.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	April 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	April 9, 2015

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	April 9, 2015

* Print the name and title of each signing officer under his or her signature.